Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10. Commitments and Contingencies
Indemnification
Apexigen has agreed to indemnify the officers and board of directors with respect to the Transaction (see Note 1). Apexigen has agreed to hold them harmless against losses arising from liability claims made by third parties related to the Transaction. These agreements may limit the time within which an indemnification claim can be made and the amount of the claim.
It is not possible to determine the maximum potential amount under these indemnification agreements due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement. Since these agreements were effective after June 30, 2022, there were no payments made by Apexigen under these agreements as of June 30, 2022. As of June 30, 2022, there was no
t a reasonable possibility that Apexigen had incurred a material loss with respect to indemnification of such parties. Apexigen had not recorded any liability for costs related to indemnification through June 30, 2022.
Other
No liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded as it is not probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Apexigen enters into contracts in the normal course of business with contract research organizations for preclinical studies and clinical trials and contract manufacturing organizations for the manufacture of clinical trial materials.

10. Commitments and Contingencies
License Agreement
In September 2010, Apexigen entered into an exclusive license agreement with Epitomics for the use of certain Epitomics patents and know-how
with the right to sublicense. Epitomics was acquired by Abcam plc (“Abcam”) in 2012 and is a now a wholly owned indirect subsidiary of Abcam. As the sole consideration for this sublicense, Apexigen is required to pay to Abcam a percentage of the total cash proceeds received by Apexigen from any sublicenses entered into prior to expiration of the exclusive license agreement in September 2020, to the extent such amounts are received in consideration of the grant of a sublicense under the Abcam patents. Under the agreement with Novartis (see Note 2), Apexigen had received royalty proceeds totaled

$
1.9
 million and $
3.6
 million as of December 31, 2020 and 2021, respectively, of which Apexigen is required to pay a percentage to Abcam. In July 2021, Apexigen and Abcam reached agreements to extend the time for Apexigen to pay Abcam its portion of the royalty proceeds to July 2022. There was $
0.2
 million and $
0.4
 million contingently due under this license agreement as of December 31, 2020 and 2021. As of December 31, 2020 and 2021, Apexigen has neither paid nor recorded any portion of this $
0.4
 million contingent liability to Abcam.
Other
No liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded as it is not probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Apexigen enters into contracts in the normal course of business with contract research organizations for preclinical studies and clinical trials and contract manufacturing organizations for the manufacture of clinical trial materials.